Filed with the Securities and Exchange Commission on December 31, 2014

Securities Act of 1933 File No. 333-168569

Investment Company Act of 1940 File No. 811-22447

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

(Check Appropriate Box or Boxes)

EQUINOX FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Suite 2

Omaha, Nebraska 68130

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (609) 577-4200

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 16, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A (“Amendment No. 66”) for Equinox Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on November 3, 2014 to incorporate certain material changes into the Prospectus and Statement of Additional Information (“SAI”) for the Equinox EquityHedge U.S. Strategy Fund, a series of the Trust (the “Fund”). Specifically, the Fund’s Prospectus and SAI were revised in connection with the change to the investment strategy of the Fund and a reduction in the investment advisory fee. This Post-Effective Amendment No. 70 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating January 16, 2015 as the new date upon which Amendment No. 66 shall become effective. This Post-Effective Amendment No. 70 incorporates by reference Parts A, B and C contained in Amendment No. 66.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Princeton, State of New Jersey on the 30th day of December, 2014.

EQUINOX FUNDS TRUST

By:	/s/ Robert J. Enck
Robert J. Enck, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ David P. DeMuth*	Trustee	December 30, 2014
David P. DeMuth

/s/ Kevin R. Green*	Trustee	December 30, 2014
Kevin R. Green

/s/ Jay Moorin*	Trustee	December 30, 2014
Jay Moorin

/s/ Robert J. Enck	Trustee, President and Principal Executive Officer	December 30, 2014
Robert J. Enck

/s/ Vance J. Sanders	Treasurer and Principal Financial Officer	December 30, 2014
Vance J. Sanders

*By:	/s/ Robert J. Enck
Robert J. Enck
Attorney-in-Fact